Guarantees - Changes from customary respresentations and warranties related to loans sold by BPPR (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 56,000
Balance as of end of period	35,000	$ 56,000
Indemnification Guarantee | Banco Popular de Puerto Rico
Guarantor Obligations [Line Items]
Balance as of beginning of period	10,837	11,742
Provision (reversal) for representations and warranties	(5,020)	78
Net charge-offs	(75)	(983)
Settlements paid	(2,530)	0
Balance as of end of period	$ 3,212	$ 10,837